CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2020		Dec. 31, 2019
Assets:
Cash		$ 56,363,000		$ 208,536
Accounts receivable		426,000		97,000
Inventories - Note 4		12,867,000		4,453,000
Ore on leach pads, current - Note 4		38,041,000		22,062,000
Prepaids and other - Note 5		4,303,000		2,648,000
Restricted cash - Note 6		0		3,270,000
Total Current Assets		112,000,000		307,777
Ore on leach pads, non-current - Note 4		7,243,000		0
Other assets, non-current - Note 5		13,483,000		24,886,000
Plant, equipment, and mine development, net - Note 7		60,223,000		31,524,000
Restricted cash - Note 6		39,677,000		39,477,000
TOTAL ASSETS		232,626,000		215,693,534
Liabilities:
Accounts payable		12,280,000		10,746,000
Other liabilities, current - Note 8		4,157,000		3,939,000
Debt, net, current - Note 9		5,120,000		553,965,000
Royalty obligation, current - Note 10		124,000		0
Interest payable		0		846,000
Total Current Liabilities		21,681,000		334,619
Other liabilities, non-current - Note 8		1,712,000		18,000
Debt, net, non-current - Note 9		142,665,000		0
Royalty obligation, non-current - Note 10		29,839,000		0
Asset retirement obligation, non-current - Note 11		4,785,000		4,374,000
Total Liabilities		200,682,000		7,614,619
Commitments and contingencies - Note 20
Stockholders' (deficit) equity
Common stock, $0.0001 par value; 400,000,000 shares authorized; 59,901,306 issued and outstanding at December 31, 2020; and 345,431 issued and 323,328 outstanding at December 31, 2019	[1]	6,000		0
Additional paid-in capital		548,975,000	[1]	711,409
Accumulated deficit		(517,037,000)	[1]	4,288,003
Total Stockholders' Equity		31,944,000	[1]	5,000,001
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 232,626,000		$ 215,693,534

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.